UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: April 30, 2010

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2010

Semi-Annual
Report

Legg Mason
Western Asset
SMASh Series
EC Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Legg Mason Western Asset SMASh Series EC Fund

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Fund name change

Prior to October 5, 2009, the Fund was known as SMASh Series EC Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report for Legg Mason Western Asset SMASh Series EC Fund for the six-month reporting period ended April 30, 2010.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 28, 2010

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2010 and October 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2009 and held for the six months ended April 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]

11.95%	$1,000.00	$1,119.50	0.00%	$0.00

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the period[3,4]

5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended April 30, 2010.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 3

Schedule of investments (unaudited)
April 30, 2010

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value

Corporate Bonds & Notes — 71.5%

Consumer Discretionary — 10.0%

Auto Components — 0.1%

Allison Transmission Inc., Senior Notes	11.250%	11/1/15	52,000	$56,420	(a)(b)

Automobiles — 1.0%

Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,000,000	387,500	(c)

Hotels, Restaurants & Leisure — 3.3%

El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	190,000	170,050

El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	25,000	26,250

Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	190,000	168,150

Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	300,000	328,500

Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	60,000	65,100	(b)

MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	85,000	93,500	(b)

MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	205,000	233,956	(b)

Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	90,000	96,300	(b)

NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	90,000	100,350	(b)

Sbarro Inc., Senior Notes	10.375%	2/1/15	50,000	42,250

Station Casinos Inc., Senior Notes	6.000%	4/1/12	100,000	7,750	(c)(d)

Station Casinos Inc., Senior Notes	7.750%	8/15/16	260,000	14,625	(c)(d)

Total Hotels, Restaurants & Leisure				1,346,781

Household Durables — 0.2%

Norcraft Holdings LP/Norcraft Capital Corp.,
Senior Discount Notes	9.750%	9/1/12	86,000	81,808

Media — 4.0%

Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	40,000	42,400

Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	125,000	123,125	(b)

CSC Holdings Inc., Senior Notes	6.750%	4/15/12	300,000	316,500

Dex One Corp., Senior Subordinated Notes	12.000%	1/29/17	30,473	31,082	(a)

DISH DBS Corp., Senior Notes	7.750%	5/31/15	150,000	158,250

DISH DBS Corp., Senior Notes	7.875%	9/1/19	525,000	553,875

UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000	53,000	(b)

Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	130,000	143,325

Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	170,000	182,325

Total Media				1,603,882

Multiline Retail — 0.3%

Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	150,000	139,500

Specialty Retail — 0.6%

Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	166,000	122,425	(b)

Michaels Stores Inc., Senior Notes	10.000%	11/1/14	110,000	117,150

Total Specialty Retail				239,575

Textiles, Apparel & Luxury Goods — 0.5%

Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	165,000	185,625

Total Consumer Discretionary				4,041,091

Consumer Staples — 0.7%

Beverages — 0.2%

Constellation Brands Inc., Senior Notes	8.375%	12/15/14	80,000	86,200

See Notes to Financial Statements.

4 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value

Household Products — 0.2%

Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	85,000	$88,400	(b)

Tobacco — 0.3%

Alliance One International Inc., Senior Notes	10.000%	7/15/16	110,000	117,150	(b)

Total Consumer Staples				291,750

Energy — 8.6%

Energy Equipment & Services — 0.7%

Complete Production Services Inc., Senior Notes	8.000%	12/15/16	150,000	154,125

Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	85,000	87,975	(b)

Key Energy Services Inc., Senior Notes	8.375%	12/1/14	50,000	51,250

Total Energy Equipment & Services				293,350

Oil, Gas & Consumable Fuels — 7.9%

Belden & Blake Corp., Secured Notes	8.750%	7/15/12	215,000	205,325

Berry Petroleum Co., Senior Notes	10.250%	6/1/14	100,000	111,250

Chesapeake Energy Corp., Senior Notes	6.875%	1/15/16	150,000	150,375

Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	325,000	315,250

Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	155,000	155,775

CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	250,000	267,500	(b)

El Paso Corp., Senior Notes	8.250%	2/15/16	50,000	54,500

El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	520,000	536,841

Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	80,000	83,301	(e)

Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	100,000	104,250	(b)

Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	70,000	64,050	(b)

Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	95,000	105,687

Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	60,000	63,750

Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	125,000	145,625

SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	245,000	258,475	(b)

Teekay Corp., Senior Notes	8.500%	1/15/20	170,000	180,200

Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	50,000	51,875

Williams Cos. Inc., Debentures	7.500%	1/15/31	245,000	277,044

Williams Cos. Inc., Senior Notes	8.750%	3/15/32	28,000	35,668

Total Oil, Gas & Consumable Fuels				3,166,741

Total Energy				3,460,091

Financials — 16.7%

Commercial Banks — 2.0%

Barclays Bank PLC, Senior Notes	5.000%	9/22/16	350,000	363,124

ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	470,000	455,461	(b)(e)

Total Commercial Banks				818,585

Consumer Finance — 11.1%

Ford Motor Credit Co., Senior Notes	9.750%	9/15/10	1,000,000	1,023,903

Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	150,000	160,090

Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	330,000	349,323

Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,000,000	1,211,134

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 5

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued

GMAC Inc., Senior Notes	6.000%	4/1/11	126,000	$127,260

GMAC Inc., Senior Notes	6.875%	9/15/11	379,000	387,527

GMAC Inc., Senior Notes	6.000%	12/15/11	405,000	410,569

GMAC Inc., Senior Notes	6.625%	5/15/12	126,000	128,362

GMAC Inc., Senior Notes	7.500%	12/31/13	6,000	6,165

GMAC Inc., Subordinated Notes	8.000%	12/31/18	7,000	7,044

SLM Corp., Senior Notes	0.476%	7/26/10	260,000	258,976	(e)

SLM Corp., Senior Notes	8.000%	3/25/20	400,000	385,643

Total Consumer Finance				4,455,996

Diversified Financial Services — 3.2%

AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	50,000	50,250	(b)

CCM Merger Inc., Notes	8.000%	8/1/13	80,000	74,100	(b)

El Paso Performance-Linked Trust Certificates, Senior Notes	7.750%	7/15/11	54,000	56,362	(b)

International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	766,150	(b)

Leucadia National Corp., Senior Notes	7.125%	3/15/17	50,000	49,750

New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	53,000	54,855	(b)

UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	100,000	102,500	(b)

Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	120,000	119,400	(b)

Total Diversified Financial Services				1,273,367

Real Estate Management & Development — 0.4%

Realogy Corp., Senior Notes	10.500%	4/15/14	170,000	159,375

Total Financials				6,707,323

Health Care — 3.9%

Health Care Providers & Services — 3.9%

HCA Inc., Debentures	7.500%	11/15/95	10,000	8,425

HCA Inc., Notes	6.375%	1/15/15	200,000	195,750

HCA Inc., Senior Secured Notes	9.125%	11/15/14	50,000	53,313

HCA Inc., Senior Secured Notes	9.250%	11/15/16	27,000	29,261

HCA Inc., Senior Secured Notes	9.625%	11/15/16	153,000	166,770	(a)

Tenet Healthcare Corp., Senior Notes	7.375%	2/1/13	580,000	598,125

Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	40,000	43,750	(b)

Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	73,000	80,756	(b)

US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	192,000	184,320	(a)(e)

US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	210,000	220,500

Total Health Care				1,580,970

Industrials — 5.4%

Aerospace & Defense — 0.6%

TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	225,000	231,469	(b)

Airlines — 0.7%

DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	120,000	120,300	(b)

Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	126,960	121,247

Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	45,000	47,869	(b)

Total Airlines				289,416

See Notes to Financial Statements.

6 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 1.5%

ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	120,000	$133,500	(b)

Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	60,000	59,700	(b)

DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes	9.500%	2/15/13	160,000	165,400

RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	40,000	41,300

RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	210,000	230,475	(b)

Total Commercial Services & Supplies				630,375

Marine — 0.3%

Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	110,000	111,788	(b)

Road & Rail — 2.2%

Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	400,000	475,000

RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	369,000	399,442

Total Road & Rail				874,442

Trading Companies & Distributors — 0.1%

H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	40,000	40,000

Total Industrials				2,177,490

Information Technology — 2.1%

IT Services — 1.6%

GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	640,000	630,400	(b)

Semiconductors & Semiconductor Equipment — 0.5%

Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	210,000	219,450	(b)

Total Information Technology				849,850

Materials — 6.6%

Metals & Mining — 5.5%

Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	240,000	269,458

Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	260,000	283,400

Novelis Inc., Senior Notes	7.250%	2/15/15	110,000	108,900

Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	105,000	110,513

Steel Dynamics Inc., Senior Notes	7.750%	4/15/16	35,000	36,706

Steel Dynamics Inc., Senior Notes	7.625%	3/15/20	590,000	613,600	(b)

Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	75,000	91,500

Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	70,000	84,700

Teck Resources Ltd., Senior Secured Notes	10.750%	5/15/19	130,000	162,500

Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	420,000	455,700	(b)

Total Metals & Mining				2,216,977

Paper & Forest Products — 1.1%

Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	105,491	111,821	(b)(c)

NewPage Corp., Senior Secured Notes	11.375%	12/31/14	310,000	320,075

Total Paper & Forest Products				431,896

Total Materials				2,648,873

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 7

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value

Telecommunication Services — 6.6%

Diversified Telecommunication Services — 3.7%

CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	90,000	$98,325	(b)

Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	90,000	9	(c)(d)

Intelsat Corp., Senior Notes	9.250%	8/15/14	1,000,000	1,040,000

Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	25,000	26,688

Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	65,000	70,687

Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	75,000	80,719	(b)

Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	110,000	117,975	(b)

Windstream Corp., Senior Notes	8.625%	8/1/16	30,000	30,862

Total Diversified Telecommunication Services				1,465,265

Wireless Telecommunication Services — 2.9%

ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	100,000	116,310	(a)(b)(d)

Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	200,000	208,500

Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000	848,750

Total Wireless Telecommunication Services				1,173,560

Total Telecommunication Services				2,638,825

Utilities — 10.9%

Electric Utilities — 0.1%

Orion Power Holdings Inc., Senior Notes	12.000%	5/1/10	50,000	50,000

Independent Power Producers & Energy Traders — 10.8%

AES Corp., Senior Notes	7.750%	3/1/14	697,000	712,682

AES Corp., Senior Notes	7.750%	10/15/15	80,000	82,000

AES Corp., Senior Notes	8.000%	6/1/20	900,000	927,000

Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	30,000	24,150

Dynegy Inc., Bonds	7.670%	11/8/16	100,000	94,550

Edison Mission Energy, Senior Notes	7.750%	6/15/16	60,000	46,950

Edison Mission Energy, Senior Notes	7.200%	5/15/19	20,000	14,400

Edison Mission Energy, Senior Notes	7.625%	5/15/27	190,000	130,150

Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	2,247,200	1,640,456	(a)

Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	165,630	180,123

NRG Energy Inc., Senior Notes	7.250%	2/1/14	60,000	60,975

NRG Energy Inc., Senior Notes	7.375%	2/1/16	310,000	307,675

NRG Energy Inc., Senior Notes	7.375%	1/15/17	100,000	98,750

TXU Corp., Senior Notes	6.500%	11/15/24	30,000	15,900

Total Independent Power Producers & Energy Traders				4,335,761

Total Utilities				4,385,761

Total Corporate Bonds & Notes (Cost — $28,196,140)				28,782,024

Collateralized Senior Loans — 6.5%

Consumer Discretionary — 2.3%

Media — 2.3%

Charter Communications Operating LLC, Term Loan B	2.300 - 4.250%	6/30/10	53,608	50,964	(f)(g)

Charter Communications, Term Loan C	3.550%	6/30/10	435,165	416,761	(f)(g)

Univision Communications Inc., Term Loan B	2.540%	6/30/10	500,000	456,750	(f)(g)

Total Consumer Discretionary				924,475

See Notes to Financial Statements.

8 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2010

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value

Health Care — 2.0%

Health Care Providers & Services — 2.0%

Community Health Systems Inc., Delayed Draw Term Loan	2.502%	5/28/10	22,950		$22,341	(f)(g)

Community Health Systems Inc., Term Loan B	2.502%	5/28/10	466,215		453,830	(f)(g)

HCA Inc., Term Loan B	2.540%	6/30/10	319,505		311,338	(f)(g)

Total Health Care					787,509

Industrials — 0.5%

Aerospace & Defense — 0.5%

Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.290%	6/30/10	14,000		12,056	(f)(g)

Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.273 - 2.290%	6/30/10	235,393		202,695	(f)(g)

Total Industrials					214,751

Information Technology — 0.8%

IT Services — 0.8%

First Data Corp., Term Loan B2	3.032 - 3.040%	6/30/10	360,750		324,715	(f)(g)

Materials — 0.9%

Paper & Forest Products — 0.9%

Georgia-Pacific Corp., Term Loan B1	2.254 - 3.588%	6/30/10	377,851		379,179	(f)(g)

Total Collateralized Senior Loans (Cost — $2,476,486)					2,630,629

Sovereign Bonds — 9.8%

Brazil — 5.8%

Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	3,618,000	BRL	2,013,342

Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	595,000	BRL	306,322

Total Brazil					2,319,664

Greece — 4.0%

Hellenic Republic Government Bond	6.100%	8/20/15	1,520,000	EUR	1,627,543

Total Sovereign Bonds (Cost — $4,344,414)					3,947,207

U.S. Government & Agency Obligation — 0.9%

U.S. Government Obligations — 0.9%

U.S. Treasury Notes (Cost — $340,744)	2.500%	4/30/15	340,000		341,301

			Shares

Common Stocks — 0.3%

Consumer Discretionary — 0.1%

Media — 0.1%

Dex One Corp.			938		28,431	*

SuperMedia Inc.			335		15,057	*

Total Consumer Discretionary					43,488

Materials — 0.2%

Chemicals — 0.2%

Georgia Gulf Corp.			3,837		78,812	*

Total Common Stocks (Cost — $520,649)					122,300

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 9

Legg Mason Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Shares	Value

Convertible Preferred Stock — 0.4%

Financials — 0.4%

Diversified Financial Services — 0.4%

Citigroup Inc. (Cost — $130,000)	7.500%	12/15/12	1,300	$171,366

		Rate

Preferred Stock — 0.0%

Consumer Discretionary — 0.0%

Automobiles — 0.0%

Motors Liquidation Co. (Cost — $15,000)		1.500%	600	5,126	*

Total Investments Before Short-Term Investments (Cost — $36,023,433)				35,999,953

		Maturity Date	Face Amount†

Short-Term Investments — 7.0%

U.S. Government Agencies — 0.5%

Federal National Mortgage Association (FNMA), Discount Notes	0.180%	8/23/10	165,000	164,903	(h)(i)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	8/25/10	36,000	35,978	(h)(i)

Total U.S. Government Agencies (Cost — $200,880)				200,881

Repurchase Agreement — 6.5%

Morgan Stanley tri-party repurchase agreement dated 4/30/10; Proceeds at maturity — $2,600,028; (Fully collateralized by U.S. government agency obligation, 2.000% due 9/28/12; Market value — $2,652,001) (Cost — $2,600,000)	0.130%	5/3/10	2,600,000	2,600,000

Total Short-Term Investments (Cost — $2,800,880)				2,800,881

Total Investments — 96.4% (Cost — $38,824,313#)				38,800,834

Other Assets in Excess of Liabilities — 3.6%				1,462,692

Total Net Assets — 100.0%				$40,263,526

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of April 30, 2010.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2010.

(f)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	The maturity date shown represents the last in a range of maturity dates.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro

See Notes to Financial Statements.

10 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2010

Assets:

Investments, at value (Cost — $38,824,313)	$38,800,834

Foreign currency, at value (Cost — $463)	473

Cash	53,843

Dividends and interest receivable	880,510

Unrealized appreciation on swaps	567,134

Receivable for securities sold	392,613

Unrealized appreciation for open forward currency contracts	220,937

Deposits with brokers for open swap contracts	100,000

Receivable for Fund shares sold	91,100

Receivable from broker — variation margin on open futures contracts	83,359

Receivable for open swap contracts	38,401

Receivable from investment manager	13,119

Prepaid expenses	11,518

Total Assets	41,253,841

Liabilities:

Premiums received for open swaps	453,556

Payable for securities purchased	340,813

Payable for Fund shares repurchased	129,667

Unrealized depreciation for open forward currency contracts	16,844

Payable for open swap contracts	131

Trustees’ fees payable	37

Accrued expenses	49,267

Total Liabilities	990,315

Total Net Assets	$40,263,526

Net Assets:

Par value (Note 5)	$48

Paid-in capital in excess of par value	43,265,185

Overdistributed net investment income	(153,385)

Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(3,783,778)

Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	935,456

Total Net Assets	$40,263,526

Shares Outstanding	4,754,850

Net Asset Value	$8.47

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 11

Statement of operations (unaudited)
For the Six Months Ended April 30, 2010

Investment Income:

Interest	$1,662,533

Dividends	8,578

Total Investment Income	1,671,111

Expenses:

Shareholder reports	23,937

Audit and tax	18,984

Registration fees	18,455

Legal fees	8,675

Custody fees	5,152

Transfer agent fees	2,172

Insurance	1,086

Trustees’ fees	276

Miscellaneous expenses	4,234

Total Expenses	82,971

Less: Fee waivers and/or expense reimbursements (Note 2)	(82,971)

Net Investment Income	1,671,111

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):

Net Realized Gain From:

Investment transactions	250,567

Futures contracts	341,113

Swap contracts	251,588

Foreign currency transactions	10,235

Net Realized Gain	853,503

Change in Net Unrealized Appreciation/Depreciation From:

Investments	995,880

Futures contracts	(65,363)

Swap contracts	681,179

Foreign currencies	200,647

Change in Net Unrealized Appreciation/Depreciation	1,812,343

Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	2,665,846

Increase in Net Assets from Operations	$4,336,957

See Notes to Financial Statements.

12 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2010 (unaudited) and the Year Ended October 31, 2009	2010	2009

Operations:

Net investment income	$1,671,111	$3,317,036

Net realized gain (loss)	853,503	(1,401,078)

Change in net unrealized appreciation/depreciation	1,812,343	11,408,243

Increase in Net Assets From Operations	4,336,957	13,324,201

Distributions to Shareholders From (Note 1):

Net investment income	(4,022,398)	(4,954,872)

Net realized gains	—	(70,811)

Decrease in Net Assets From Distributions to Shareholders	(4,022,398)	(5,025,683)

Fund Share Transactions (Note 5):

Net proceeds from sale of shares	9,612,663	12,160,159

Cost of shares repurchased	(5,049,453)	(16,554,191)

Increase (Decrease) in Net Assets From Fund Share Transactions	4,563,210	(4,394,032)

Increase in Net Assets	4,877,769	3,904,486

Net Assets:

Beginning of period	35,385,757	31,481,271

End of period*	$40,263,526	$35,385,757

*Includes (overdistributed) and undistributed net investment income, respectively, of:	$(153,385)	$2,197,902

See Notes to Financial Statements.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 13

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2010[1,2]	2009[2]	2008	2007[3]

Net asset value, beginning of period	$8.41	$6.73	$9.64	$10.00

Income (loss) from operations:
Net investment income	0.36	0.66	0.72	0.43

Net realized and unrealized gain (loss)	0.59	1.97	(2.86)	(0.39)

Total income (loss) from operations	0.95	2.63	(2.14)	0.04

Less distributions from:
Net investment income	(0.89)	(0.94)	(0.73)	(0.40)

Net realized gains	—	(0.01)	(0.04)	—

Total distributions	(0.89)	(0.95)	(0.77)	(0.40)

Net asset value, end of period	$8.47	$8.41	$6.73	$9.64

Total return[4]	11.95%	45.73%	(23.89)%	0.43%

Net assets, end of period (000s)	$40,264	$35,386	$31,481	$13,487

Ratios to average net assets:
Gross expenses[5]	0.44%[6]	0.57%[7]	0.66%[7]	5.51%[6,7]

Net expenses[8,9]	0.00 [6]	0.00	0.00	0.00[6]

Net investment income	8.82 [6]	9.67	8.63	6.65[6]

Portfolio turnover rate	22%	52%	21%	35%

[1]	For the six months ended April 30, 2010 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period December 27, 2006 (inception date) to October 31, 2007.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Annualized.

[7]	Includes the Fund’s share of SMASh Series EC Portfolio’s allocated expenses prior to April 18, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund, which expires on December 31, 2011, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover interest, brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

14 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 15

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-term investments†:

Corporate bonds & notes	—	$28,782,024	—	$28,782,024

Collateralized senior loans	—	2,630,629	—	2,630,629

Sovereign bonds	—	3,947,207	—	3,947,207

U.S. government & agency obligation	—	341,301	—	341,301

Common stocks	$122,300	—	—	122,300

Convertible preferred stock	171,366	—	—	171,366

Preferred stock	—	5,126	—	5,126

Total long-term investments	$293,666	$35,706,287	—	$35,999,953

Short-term investments†	—	2,800,881	—	2,800,881

Total investments	$293,666	$38,507,168	—	$38,800,834

Other financial instruments:

Futures contracts	$185,317	—	—	$185,317

Forward foreign currency contracts	—	$204,093	—	204,093

Credit default swaps on credit indices — sell protection‡	—	113,578	—	113,578

Total other financial instruments	$185,317	$317,671	—	$502,988

Total	$478,983	$38,824,839	—	$39,303,822

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded

16 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Statement of Operations.

Credit default swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 17

an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

18 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”) as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 19

Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Fund a fee of 0.078% of the Fund’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund, which expires on December 31, 2011, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the six months ended April 30, 2010, the Fund was reimbursed for expenses amounting to $82,971.This expense reimbursement agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$8,799,663	$1,694,309

Sales	6,328,150	1,696,228

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,363,986

Gross unrealized depreciation	(2,387,465)

Net unrealized depreciation	$(23,479)

At April 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:

U.S. Treasury Bonds	16	6/10	$1,947,052	$1,984,500	$37,448

U.S. Treasury 5-Year Notes	35	6/10	4,036,598	4,055,078	18,480

U.S. Treasury 10-Year Notes	128	6/10	14,930,697	15,092,000	161,303

					217,231

Contracts to Sell:

U.S. Treasury 30-Year Bonds	12	6/10	$1,396,836	$1,428,750	(31,914)

Net unrealized gain on open futures contracts					$185,317

20 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At April 30, 2010, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION[1]

Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund‡	Market Value[3]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclay’s Capital Inc. (CDX North America Crossover Index)	$348,000	6/20/12	2.750% quarterly	$2,346	$(9,454)	$11,800

Barclay’s Capital Inc. (CDX North America Crossover Index)	522,000	6/20/12	2.750% quarterly	3,519	(16,276)	19,795

Barclay’s Capital Inc. (CDX North America Crossover Index)	5,160,000	12/20/12	3.750% quarterly	91,915	(220,455)	312,370

Barclay’s Capital Inc. (CDX North America Crossover Index)	783,000	6/20/12	2.750% quarterly	5,279	—	5,279

Barclay’s Capital Inc. (CDX North America Crossover Index)	4,740,000	12/20/12	2.250% quarterly	10,519	(207,371)	217,890

Total	$11,553,000			$113,578	$(453,556)	$567,134

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

At April 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)

Contracts to Buy:

British Pound	181,000	$276,925	5/18/10	$(10,595)

British Pound	98,779	151,128	5/18/10	(5,597)

				(16,192)

Contracts to Sell:

British Pound	185,001	283,046	5/18/10	9,810

Euro	715,998	953,364	5/18/10	38,376

Euro	229,010	304,931	5/18/10	13,166

Euro	290,000	386,140	5/18/10	8,437

Euro	2,200,000	2,929,339	5/18/10	73,441

Euro	747,175	994,876	5/18/10	20,489

Euro	3,330,000	4,433,953	5/18/10	57,218

Japanese Yen	18,846,400	200,652	5/18/10	(652)

				220,285

Net unrealized gain on open forward foreign currency contracts				$204,093

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 21

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2010.

	ASSET DERIVATIVES[1]

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Futures contracts[2]	$217,231	—	—	—	$217,231

Swap contracts[3]	—	—	$113,578	—	113,578

Forward foreign currency contracts	—	$220,937	—	—	220,937

Total	$217,231	$220,937	$113,578	—	$551,746

	LIABILITY DERIVATIVES[1]

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Futures contracts[2]	$31,914	—	—	—	$31,914

Forward foreign currency contracts	—	$16,844	—	—	16,844

Total	$31,914	$16,844	—	—	$48,758

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

[2]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[3]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Futures contracts	$341,113	—	—	—	$341,113

Swap contracts	—	—	$251,588	—	251,588

Forward foreign currency contracts	—	$34,319	—	—	34,319

Total	$341,113	$34,319	$251,588	—	$627,020

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Futures contracts	$(65,363)	—	—	—	$(65,363)

Swap contracts	—	—	$681,179	—	681,179

Forward foreign currency contracts	—	$201,104	—	—	201,104

Total	$(65,363)	$201,104	$681,179	—	$816,920

22 | Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended April 30, 2010, the volume of derivative activity for the Fund was as follows:

Average market value

Futures contracts (to buy)	$21,852,809

Futures contracts (to sell)	1,383,420

Forward foreign currency contracts (to buy)	482,697

Forward foreign currency contracts (to sell)	3,215,755

Average notional balance

Credit default swap contracts (to sell protection)	$11,673,000

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

As of April 30, 2010, the total value of swap positions with credit related contingent features in a net liability position was $0.The Fund posted collateral for its swap transactions in the amount of $100,000.

5. Shares of beneficial interest

At April 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2010	Year Ended October 31, 2009

Shares sold	1,144,020	1,985,847

Shares repurchased	(599,150)	(2,451,641)

Net increase (decrease)	544,870	(465,794)

6. Capital loss carryforward

As of October 31, 2009, the Fund had a net capital loss carryforward of approximately $4,354,312 all of which expires in 2017. This amount will be available to offset any future taxable capital gains.

7. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the

Legg Mason Western Asset SMASh Series EC Fund 2010 Semi-Annual Report | 23

independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

24 | Legg Mason Western Asset SMASh Series EC Fund

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset SMASh Series EC Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management before the meeting. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the

Legg Mason Western Asset SMASh Series EC Fund | 25

Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had continued to expand as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund performance

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Subadviser previously had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance.

The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended October 31, 2009 was above its benchmark.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board noted that the contractual management fee for the Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Fund, except brokerage, interest, taxes and extraordinary expenses. The Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

26 | Legg Mason Western Asset SMASh Series EC Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all expenses of the Fund except brokerage, interest, taxes and extraordinary expenses.

Economies of scale

The Board noted that, at the time of the meeting, the separately managed account programs of which the Fund is a part are relatively new and that the Fund had not been operating for a significant amount of time. The Board also noted that the Manager has agreed to pay the Fund’s ordinary operating expenses, other than brokerage, interest, taxes and extraordinary expenses, but considered that as assets in the Fund grow, the Manager may realize economies of scale.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

[This page intentionally left blank.]

Legg Mason Western Asset
SMASh Series EC Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadvisers
Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Legg Mason Western Asset SMASh Series EC Fund
Legg Mason Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
FD04237 6/10 SR010-1096

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

July 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	July 1, 2010

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	July 1, 2010